ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Oct. 31, 2023
ACCRUED LIABILITIES AND OTHER PAYABLES
Summary of accrued liabilities and other payables

	October 31, 2023	October 31, 2022
Accrued professional service fees	$364,840	$310,476
Other	116,961	74,417
	$481,801	$384,893